Consolidated Statements of Operations - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Total revenues	¥ 1,391,157,811	¥ 1,560,005,807	¥ 1,011,063,766
Food and packaging (including cost of Company owned and operated stores from transactions with a related party of RMB53,208,876, RMB72,109,353 and RMB36,862,860 for the years ended December 31, 2024, 2023 and 2022, respectively)	374,086,268	486,359,371	314,550,334
Store rental expenses	241,425,171	289,556,435	236,838,444
Payroll and employee benefits	231,541,640	304,545,595	268,857,299
Delivery costs	119,171,120	116,449,046	73,615,391
Other operating expenses (including service fee from transactions with a related party of RMB600,000, RMB600,000 and RMB550,000 for the years ended December 31, 2024, 2023 and 2022, respectively)	95,035,952	118,633,641	107,769,989
Store depreciation and amortization	129,613,822	138,734,429	118,658,800
Company owned and operated store costs and expenses	1,190,873,973	1,454,278,517	1,120,290,257
Costs of other revenues	153,611,770	149,692,427	48,554,641
Marketing expenses	64,848,548	96,678,285	81,017,100
General and administrative expenses	210,322,557	325,258,149	289,544,688
Franchise and royalty expenses (including franchise and royalty expenses from transactions with related parties of RMB 47,477,864, RMB 51,697,551 and RMB 31,882,569 for the years ended December 31, 2024, 2023 and 2022, respectively)	57,761,479	57,063,007	35,595,253
Other operating costs and expenses	10,794,362	28,872,217	8,340,034
Loss on disposal of property and equipment	4,146,858	16,404,477	8,835,137
Impairment losses of long-lived assets	56,287,026	111,426,961	7,222,765
Other income	(8,408,091)	(11,743,225)	(7,152,455)
Total costs and expenses, net	1,740,238,482	2,227,930,815	1,592,247,420
Operating loss from continuing operations	(349,080,671)	(667,925,008)	(581,183,654)
Interest income	3,202,948	14,182,881	2,703,219
Interest expenses	(22,448,159)	(20,419,992)	(14,804,002)
Foreign currency transaction gain/(loss)	3,484,612	(16,771,124)	(6,275,369)
Loss of the debt extinguishment	(10,657,161)
Changes in fair value of Deferred Contingent consideration	(16,941,248)	(26,106,460)
Changes in fair value of convertible notes	(65,874,310)	(58,280,908)	(4,493,605)
Changes in fair value of warrant liabilities		(83,966,126)	45,903,468
Changes in fair value of ESA derivative liabilities		19,654,006	(186,598,308)
Loss from continuing operations before income taxes	(458,313,989)	(839,632,731)	(744,748,251)
Income tax expenses	(2,115,015)	(97,241)
Net loss from continuing operations	(460,429,004)	(839,729,972)	(744,748,251)
Discontinued operation:
Net income (loss) from discontinued operations (including gain on disposal of Popeyes business of RMB70,664,684 for the year ended December 31, 2024)	51,443,794	(33,196,461)
Net loss	(408,985,210)	(872,926,433)	(744,748,251)
Net loss from continuing operations	(460,429,004)	(839,729,972)	(744,748,251)
Net (income)/losses from continuing operations attributable to non-controlling interests	(3,096,345)	(3,323,950)	2,103,019
Net loss from continuing operations attributable to shareholders of the Company	(463,525,349)	(843,053,922)	(742,645,232)
Net income/loss from discontinued operations attributable to shareholders of the Company	51,443,794	(33,196,461)
Net loss attributable to shareholders of the Company	¥ (412,081,555)	¥ (876,250,383)	¥ (742,645,232)
Basic loss per ordinary share (in Yuan Renminbi per share)	¥ (12.7)	¥ (28.41)	¥ (28.99)
Diluted loss per ordinary share (in Yuan Renminbi per share)	¥ (12.7)	¥ (28.41)	¥ (28.99)
Company Owned And Operated Stores
Revenues
Total revenues	¥ 1,188,292,854	¥ 1,389,640,747	¥ 938,096,823
Other Revenues
Revenues
Total revenues	¥ 202,864,957	¥ 170,365,060	¥ 72,966,943